Revisions (Details) - Schedule of Consolidated Statement of Changes in Stockholders’ Equity - Vaso Corporation and Subsidaries [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
As Reported [Member]
Schedule of Consolidated Statement of Changes in Stockholders’ Equity [Line Items]
Balance	$ 11,310
Net income	11,873
Balance	22,875
As Reported [Member] | Accumulated Deficit [Member]
Schedule of Consolidated Statement of Changes in Stockholders’ Equity [Line Items]
Balance	(50,902)
Net income	11,873
Balance	(39,029)
Adjustment [Member]
Schedule of Consolidated Statement of Changes in Stockholders’ Equity [Line Items]
Balance	(229)
Net income	(579)
Balance	(808)
Adjustment [Member] | Accumulated Deficit [Member]
Schedule of Consolidated Statement of Changes in Stockholders’ Equity [Line Items]
Balance	(229)
Net income	(579)
Balance	(808)
As Revised [Member]
Schedule of Consolidated Statement of Changes in Stockholders’ Equity [Line Items]
Balance	11,081
Net income	11,294
Balance	22,067
As Revised [Member] | Accumulated Deficit [Member]
Schedule of Consolidated Statement of Changes in Stockholders’ Equity [Line Items]
Balance	(51,131)
Net income	11,294
Balance	$ (39,837)